Segment reporting - TotalRevenue and reconciliation of OIBDA (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Reconciliation of OIBDA to operating income:
Operating income	$ (204,239)	$ (85)	$ (1,225)		$ (109,998)
Reservoir Holdings Inc And Subsidiaries
Segment Reporting Information [Line Items]
Total revenue				$ 81,777,789		$ 63,238,672
Reconciliation of OIBDA to operating income:
Operating income				19,671,121		15,477,313
Amortization and depreciation				14,128,604		8,423,197
OIBDA				33,799,725		23,900,510
Music Publishing | Reservoir Holdings Inc And Subsidiaries
Segment Reporting Information [Line Items]
Total revenue				67,090,625		53,942,236
Reconciliation of OIBDA to operating income:
Operating income				15,074,983		13,637,115
Amortization and depreciation				11,791,568		6,653,020
OIBDA				26,866,551		20,290,135
Recorded Music | Reservoir Holdings Inc And Subsidiaries
Segment Reporting Information [Line Items]
Total revenue				13,594,981		9,028,496
Reconciliation of OIBDA to operating income:
Operating income				4,333,644		1,708,568
Amortization and depreciation				2,230,866		1,770,177
OIBDA				6,564,510		3,478,745
Other | Reservoir Holdings Inc And Subsidiaries
Segment Reporting Information [Line Items]
Total revenue				1,092,183		267,940
Reconciliation of OIBDA to operating income:
Operating income				262,494		131,630
Amortization and depreciation				106,170
OIBDA				$ 368,664		$ 131,630